Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents (note 8)	$ 692,127	$ 779,748
Restricted cash (note 10)	4,370	86,559
Accounts receivable, including non-trade of $38,120 (2010 - $35,960) and related party balance of $3,487 (2010 - $nil)	353,659	256,496
Vessels held for sale (notes 11 and 18)	19,000
Net investment in direct financing leases (note 9)	23,171	26,791
Prepaid expenses	93,045	83,915
Current portion of derivative assets (note 15)	24,712	27,215
Other assets	2,672	2,616
Total current assets	1,212,756	1,263,340
Restricted cash - non-current (note 10)	495,784	489,712
Vessels and equipment (note 8)
At cost, less accumulated depreciation of $2,375,604 (2010 - $1,997,411)	6,678,899	5,692,812
Vessels under capital leases, at cost, less accumulated amortization of $163,939 (2010 - $172,113 ) (note 10)	681,554	880,576
Advances on newbuilding contracts (note 16a)	507,908	197,987
Total vessels and equipment	7,868,361	6,771,375
Net investment in direct financing leases - non-current (note 9)	436,737	460,725
Marketable securities	7,782	21,380
Loans to equity accounted investees and joint venture partners, bearing interest between 4.4% to 8.0%	85,248	32,750
Derivative assets (note 15)	140,557	55,983
Deferred income tax asset (note 21)	22,316	17,001
Equity accounted investments (notes 16b, 18b and 23)	252,637	207,633
Investment in term loans (note 4)	186,844	116,014
Other non-current assets	119,093	117,351
Intangible assets - net (note 6)	136,742	155,893
Goodwill (note 6)	166,539	203,191
Total Assets	11,131,396	9,912,348
Current
Accounts payable	97,084	46,240
Accrued liabilities (note 7)	394,586	377,119
Current portion of derivative liabilities (note 15)	117,337	144,111
Current portion of long-term debt (note 8)	401,376	276,508
Current obligation under capital leases (note 10)	47,203	267,382
Current portion of in-process revenue contracts (note 6)	73,344	43,469
Loans from equity accounted investees		59
Total current liabilities	1,130,930	1,154,888
Long-term debt, including amounts due to joint venture partners of $13,282 (2010 - $13,282) (note 8)	5,042,997	4,155,556
Long-term obligation under capital leases (note 10)	599,844	470,752
Derivative liabilities (note 15)	569,542	387,124
Asset retirement obligation	21,150	23,018
In-process revenue contracts (note 6)	235,296	152,637
Other long-term liabilities (note 21)	199,836	194,640
Total liabilities	7,799,595	6,538,615
Commitments and contingencies (notes 9, 10, 15 and 16)
Redeemable non-controlling interest (note 16e)	38,307	41,725
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 68,732,341 shares outstanding (2010 - 72,012,843); 74,391,691 shares issued (2010 - 73,749,793)) (note 12)	660,917	672,684
Retained earnings	792,682	1,313,934
Non-controlling interest	1,863,798	1,353,561
Accumulated other comprehensive loss (note 1)	(23,903)	(8,171)
Total equity	3,293,494	3,332,008
Total liabilities and equity	$ 11,131,396	$ 9,912,348